Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Income Statement Including Basic and Diluted Earning Per Share

The following tables set forth certain unaudited results of operations for each quarter during 2014 and 2013.

	1st Quarter	2nd Quarter	3rd Quarter (2)	4th Quarter (2)	Total
Year ended December 31, 2014
Total revenues from continuing operations	$158,924	$182,987	$162,631	$185,387	$689,929
Operating income from continuing operations	8,079	18,740	2,422	11,803	41,044
Net (loss) income	$(3,164)	$3,222	$(6,757)	$(2,243)	$(8,942)
Net (loss) income per common share:
Basic	$(0.14)	$0.14	$(0.29)	$(0.09)	$(0.38)
Diluted	$(0.14)	$0.14	$(0.29)	$(0.09)	$(0.38)

	1st Quarter (1)	2nd Quarter (1)	3rd Quarter (1)(2)	4th Quarter (1)(2)	Total
Year ended December 31, 2013
Total revenues from continuing operations	$129,283	$169,525	$164,179	$171,848	$634,835
Operating income from continuing operations	3,417	23,409	13,503	19,225	59,554
Net (loss) income	$(5,783)	$6,677	$1,009	$3,850	$5,753
Net (loss) income per common share:
Basic	$(0.33)	$0.38	$0.05	$0.17	$0.29
Diluted	$(0.33)	$0.37	$0.05	$0.16	$0.29

(1)	In connection with reporting for discontinued operations, the Company has reclassified the quarterly results.
(2)	In connection with the asset impairment valuations, the Company recognized additional impairment charges attributable to underperforming assets in the third and fourth quarter of 2014 of $1,198 and $1,655, respectively, and the third quarter of 2013 of $2,974.
(3)	In connection with the closure of an underperforming theatre prior to the end of its lease term and the early termination of a lease agreement for a new build-to-suit theatre, the Company recognized lease termination charges of $3,063 in the first quarter of 2013.